Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Managed Pool Series
Entity Central Index Key	0001340579
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000151946 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International DividendStrategy Portfolio
Class Name	Federated Hermes International DividendStrategy Portfolio
Trading Symbol	FIDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Dividend Strategy Portfolio (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes International Dividend Strategy Portfolio	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World ex USA Index (the “Index’) which is representative of the broader stock market outside of the U.S., to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide income and long-term capital appreciation by owning primarily high-yielding, mature companies, with defensive cash flow profiles and dividend growth potential.
Top Contributors to Performance
  The Fund provided a dividend yield notably higher than that of the Index that contributed positively to the Fund’s relative performance.
  Stock selection in the Utilities sector contributed positively to Fund relative performance. Outperformers in this sector included Italgas, Iberdrola and Enel.
  The Fund’s stock selection in the Consumer Staples sector was also a positive relative contributor to performance. Top-performing Fund holdings in this sector included Kimberly-Clark de Mexico, Reckitt Benckiser Group and Koninklijke Ahold Delhaize.
  Stock selection and a relative underweight allocation to the Health Care sector also aided performance, led by the outperformance of GlaxoSmithKline and Novartis during the reporting period.
Top Detractors from Performance
  The Fund’s largest relative performance detractor was stock selection in the Communication Services sector. The Fund’s position in Finnish telecom provider Elisa detracted the most from performance over the reporting period. The Fund’s position in Canadian telecom provider TELUS also underperformed during the reporting period.
  An underweight in the Financials sector detracted from the Fund’s relative performance. Stock selection also contributed to underperformance in Financials, as several of the Index’s top-performing holdings did not meet the Fund’s income requirements and were not held by the Fund.
  The Fund’s underweight allocation to the Industrials sector was also a relative detractor to performance. While the Index’s performance was boosted by strong returns from Rolls-Royce, Rheinmetall and Siemens Energy, these holdings did not offer a dividend yield high enough to warrant investment by the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Federated Hermes International Dividend Strategy Portfolio	22.59%	11.37%	7.01%
MSCI World ex USA Index	23.59%	12.74%	7.74%
MSCI World ex USA High Dividend Yield Index	20.51%	14.70%	7.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 115,719,775
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$115,719,775
Number of Investments	26
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$0

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 31, 2026, Darren Catanzaro, CFA, will be added to the Fund’s portfolio management team and Daniel Peris, CFA, will no longer serve as a Portfolio Manager to the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation